EXPLORATION AND EVALUATION ASSETS AND EXPENDITURES	12 Months Ended
Dec. 31, 2019
Exploration And Evaluation Assets And Expenditures [Abstract]
EXPLORATION AND EVALUATION ASSETS AND EXPENDITURES [Text Block]

5. EXPLORATION AND EVALUATION ASSETS AND EXPENDITURES

A summary of acquisition costs capitalized as exploration and evaluation assets is as follows:

	Las Chispas	Guadalupe	Others	Total
Balance at December 31, 2017	$935,592	$517,200	$167,674	$1,620,466
Additions during the year	3,861,590	-	124,662	3,986,252
Recovery of exploration and evaluation assets	-	(126,007)	-	(126,007)
Impairment	-	-	(292,336)	(292,336)
Balance at December 31, 2018	4,797,182	391,193	-	5,188,375
Additions during the year	692,591	-	-	692,591
Recovery of exploration and evaluation assets	-	(391,193)	-	(391,193)
Balance at December 31, 2019	$5,489,773	$-	$-	$5,489,773

Las Chispas Property, Sonora, Mexico

The following table details the cumulative exploration and evaluation expenditures at the Company’s Las Chispas Property:

	Cumulative to	Expenditures	Cumulative to	Expenditures	Cumulative to
	December 31,	during the	December 31,	during the	December 31,
	2017	year	2018	year	2019
Exploration and evaluation expenditures:
Assays	1,390,283	1,422,284	2,812,567	2,842,241	5,654,808
Decline construction and underground workings	-	-	-	11,355,564	11,355,564
Depreciation (note 6)	38,305	54,762	93,067	125,127	218,194
Drilling	7,468,232	10,044,369	17,512,601	24,024,913	41,537,514
Field and administrative costs	1,210,101	636,955	1,847,056	2,666,820	4,513,876
Metallurgy	-	-	-	588,269	588,269
Salaries and remuneration (notes 7)	1,128,811	1,344,513	2,473,324	3,465,149	5,938,473
Share-based compensation (notes 7 and 8)	313,820	437,021	750,841	2,358,262	3,109,103
Technical consulting services and studies	251,306	393,109	644,415	2,440,061	3,084,476
Travel and lodging	204,474	70,698	275,172	416,209	691,381
TOTAL	$12,005,332	$14,403,711	$26,409,043	$50,282,615	$76,691,658

The Las Chispas Property consists of 28 concessions. The following table summarizes the option payments for these mineral concessions. Except as disclosed below, the Company has either 100% ownership of or the rights to purchase 100% ownership of these concessions.
			Future option			Prior option	Total option
	# of		payments	Paid in 2019	Paid in 2018	payments	payments
Property	concessions	Title %	(US$)	(US$)	(US$)	(US$)	(US$)

Las Chispas	25	100%	$-	$455,000	$2,771,400	$595,000	$3,821,400

The Company, through staking and various option agreements, owns 100% of 25 concessions . During 2019, the Company paid $603,810 (US$455,000) (2018 – $3,654,045 (US$2,803,097)) to exercise option agreements . Accordingly, there are no further payments required. During 2018, in connection with an option agreement, the Company issued 236,750 common shares with a fair value of $682,992 (note 8), which was recorded as an acquisition cost. For one of the concessions, a 2% net smelter return royalty is payable for material from this concession that has processed grades greater than or equal to 40 ounces per tonne of silver and 0.5 ounces per tonne of gold, combined.

Las Chispas	1	67%	$-	$-	$5,000	$-	$5,000

The remaining 33% of this concession is owned by a local Mexican family and not optioned to SilverCrest. None of the Company's Mineral Resource is located on this concession.

Las Chispas	2	0%	$150,000	$-	$26,697	$-	$176,697

During 2018, the Company paid $26,697 to purchase the rights to mining concession applications from a local Mexican company. Once the applications are accepted and mining concessions are issued by the mining registry, the Company has agreed to pay US$150,000 to recieve a 100% title to the concessions .

Total Las Chispas Concessions	28	$150,000	$455,000	$2,803,097	$595,000	$4,003,097

Guadalupe Property, Durango, Mexico

The Company also had a 100% interest in the Guadalupe property. On February 28, 2018, the Company entered into an option agreement whereby the optionee could earn a 100% interest in the Guadalupe property by making staged payments of $126,007 (US$100,000) upon signing (received), $132,704 (US$100,000) on February 28, 2019 (received), and US$300,000 on February 28, 2020. During 2019, the Company agreed to discount the final payment to US$250,000 in exchange for an accelerated payment from the optionee. Accordingly, the Company received $324,140 (US$250,000) and the optionee exercised its option to earn 100% title to the property. The Company recorded option payments and the reimbursement of concession taxes as a recovery and credited it against the carrying value of the Guadalupe property. As a result, during 2019, the Company recorded a gain on disposal of the Guadalupe property of $65,651.

Other exploration properties in Mexico

The Company’s other Mexican exploration properties include Cruz de Mayo, Angel de Plata, and Estacion Llano. While the Company continues to have a 100% interest in these properties, no substantive exploration expenditures are currently budgeted nor planned. During 2018, the Company recorded a $292,336 impairment expense for all previously capitalized costs related to these properties.

Title to mineral properties involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing history characteristic of many mineral properties. The Company has investigated title to all its mineral properties and, to the best of its knowledge, titles to all its properties are in good standing except as otherwise disclosed. However, this should not be considered as a guarantee of title. The mineral properties may be subject to prior claims or agreements, or transfers, and rights of ownership may be affected by undetected defects.